UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund:  BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 118.4%
Corporate — 7.3%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$533,880
Isle Wight County Virginia IDA, RB, International Paper, Series A, AMT, 5.70%, 11/01/27	1,300	1,300,845

		1,834,725
County/City/Special District/School District — 25.0%
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	563,805
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	561,970
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,098,960
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/37	1,000	1,080,710
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,606,320
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	485,100
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	287,202
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	113	120,955
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	360	446,987

		6,252,009
Education — 15.4%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	383,805
Municipal Bonds	Par (000)	Value
Virginia (continued)
Education (concluded)
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	$1,000	$1,074,800
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	610,605
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,240,040
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	554,440

		3,863,690
Health — 24.6%
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,059,090
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	505,275
County of Hanover EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	477,485
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	143,454
Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (b)	1,000	1,221,720
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	232,458
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	880,097
Carilion Health System (AGM), 5.00%, 7/01/20 (a)	5	6,013
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	532,278
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	650	710,339

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (concluded)
York County EDA, Refunding RB, Virginia Electric and Power Co. Project, Series A, 1.88%, 5/01/33 (c)	$390	$393,007

		6,161,216
Housing — 10.9%
Virginia HDA, RB:
M/F Rental Housing, Series A, 5.25%, 5/01/41	750	796,485
M/F Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,077,240
M/F Rental Housing, Series F, 5.25%, 10/01/38	250	273,250
Remarketing, S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	650	590,668

		2,737,643
State — 8.4%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,119,380
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/33	500	561,820
4.00%, 8/01/36	405	414,882

		2,096,082
Transportation — 16.7%
Richmond Metropolitan Authority, Refunding RB (NPFGC), 5.25%, 7/15/22	500	569,825
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,260	1,414,665
Virginia Port Authority, RB, 5.00%, 7/01/36	500	565,735
Virginia Port Authority, Refunding RB, 5.00%, 7/01/40	500	527,260
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,000	1,104,260

		4,181,745
Municipal Bonds	Par (000)	Value
Virginia (concluded)
Utilities — 10.1%
City of Richmond Virginia, Refunding RB, Series A, 5.00%, 1/15/29	$250	$292,712
Virginia Resources Authority, RB, Senior, Virginia Pooled Financing Program,
5.00%, 11/01/18 (a)	105	123,076
5.00%, 11/01/33	1,895	2,124,750

		2,540,538
Total Municipal Bonds in Virginia		29,667,648
District of Columbia — 7.7%
Transportation — 7.7%
Metropolitan Washington Airports Authority, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	290	305,791
1st Senior Lien, Series A, 5.25%, 10/01/44	460	488,492
Series B, 5.00%, 10/01/29	1,000	1,127,250
Total Municipal Bonds in District of Columbia		1,921,533
Guam — 1.9%
State — 1.9%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	260,918
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	200	219,114
Total Municipal Bonds in Guam		480,032
Multi-State — 6.1%
Housing — 6.1%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (d)(e)	1,500	1,537,290
Total Municipal Bonds — 134.1%		33,606,503

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Virginia — 22.1%
Education — 13.3%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$2,999	$3,333,324
Health — 8.8%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	999	1,117,036
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,075,528

		2,192,564
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.1%		5,525,888
Total Long-Term Investments (Cost — $36,028,762) — 156.2%		39,132,391

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	8,583	$8,583
Total Short-Term Securities (Cost — $8,583) — 0.0%		8,583
Total Investments (Cost — $36,037,345*) — 156.2%		39,140,974
Other Assets Less Liabilities — 2.2%		532,046
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1%)		(3,019,574)
VRDP Shares, at Liquidation Value — (46.3%)		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$25,053,446
* As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$32,927,736

Gross unrealized appreciation		$3,220,167
Gross unrealized depreciation		(25,908)

Net unrealized appreciation		$3,194,259

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal or U.S. Treasury obligations.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income
FFI Institutional Tax-Exempt Fund	389,989	(381,406)	8,583	$170

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(25)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$3,137,891	$1,564

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$39,132,391	—	$39,132,391
Short-Term Securities	$8,583	—	—	8,583

Total	$8,583	$39,132,391	—	$39,140,974

[1]	See above Schedule of Investments for values in each sector.

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2014

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,564	—	—	$1,564
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$35,000	—	—	$35,000
Liabilities:
TOB trust certificates	—	$(3,018,979)	—	(3,018,979)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$35,000	$(14,618,979)	—	$(14,583,979)

There were no transfers between levels during the period ended May 31, 2014.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Virginia Municipal Bond Trust

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Virginia Municipal Bond Trust

Date: July 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Virginia Municipal Bond Trust

Date: July 23, 2014